AST PIMCO CORPORATE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 87.1%
Corporate Bonds — 84.9%
Agriculture — 2.0%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.557%	08/15/27	100	$ 100,728
Auto Manufacturers — 1.1%
General Motors Co.,
Sr. Unsec’d. Notes
6.600%	04/01/36	50	57,287
Banks — 9.9%
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN
3.248%	10/21/27	20	20,789
3.705%(ff)	04/24/28	50	53,179
4.000%	04/01/24	20	21,439
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.142%(ff)	01/24/23	25	25,455
4.075%(ff)	04/23/29	40	43,554
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.691%(ff)	06/05/28	50	52,446
4.223%(ff)	05/01/29	5	5,458
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.900%	07/15/25	25	26,954
4.203%(ff)	07/23/29	50	55,415
Santander Holdings USA, Inc.,
Sr. Unsec’d. Notes
4.500%	07/17/25	50	53,640
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.860%
3.163%(c)	07/19/23	20	20,100
Sr. Unsec’d. Notes
3.364%	07/12/27	50	52,580
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
3.196%(ff)	06/17/27	30	30,998
3.300%	09/09/24	33	34,450
			496,457
Beverages — 1.9%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
3.650%	02/01/26	75	80,229
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
5.550%	01/23/49	10	13,087
			93,316
Biotechnology — 1.1%
Amgen, Inc.,
Sr. Unsec’d. Notes
4.663%	06/15/51	10	11,708
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Biotechnology (cont’d.)
Celgene Corp.,
Sr. Unsec’d. Notes
3.875%	08/15/25	40	$ 43,176
			54,884
Building Materials — 0.6%
Fortune Brands Home & Security, Inc.,
Sr. Unsec’d. Notes
3.250%	09/15/29	30	29,795
Commercial Services — 2.1%
IHS Markit Ltd.,
Sr. Unsec’d. Notes
4.250%	05/01/29	60	64,526
PayPal Holdings, Inc.,
Sr. Unsec’d. Notes
2.400%	10/01/24	40	40,217
			104,743
Computers — 3.6%
Apple, Inc.,
Sr. Unsec’d. Notes
2.950%	09/11/49	100	97,818
3.200%	05/11/27	20	21,209
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes, 144A
4.900%	10/01/26	50	53,595
5.300%	10/01/29	5	5,452
			178,074
Diversified Financial Services — 1.4%
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
5.500%	01/15/23	25	26,675
Synchrony Financial,
Sr. Unsec’d. Notes
3.950%	12/01/27	40	41,005
			67,680
Electric — 8.6%
Ameren Corp.,
Sr. Unsec’d. Notes
2.500%	09/15/24	50	50,248
Black Hills Corp.,
Sr. Unsec’d. Notes
3.050%	10/15/29	25	24,946
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
2.950%	03/01/30	36	35,867
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
4.500%	12/01/45	10	11,870
Evergy, Inc.,
Sr. Unsec’d. Notes
2.900%	09/15/29	10	9,949
Exelon Corp.,
Sr. Unsec’d. Notes
3.400%	04/15/26	5	5,226
A1

AST PIMCO CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Electric (cont’d.)
Exelon Corp., (cont’d.)
3.950%	06/15/25	35	$ 37,476
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
3.250%	04/01/26	60	62,329
San Diego Gas & Electric Co.,
First Mortgage
4.150%	05/15/48	20	22,773
Southern California Edison Co.,
First Mortgage
2.850%	08/01/29	40	40,349
First Mortgage, Series B
2.400%	02/01/22	50	50,153
Southern Co. (The),
Sr. Unsec’d. Notes
3.250%	07/01/26	75	77,345
			428,531
Electronics — 0.9%
Allegion PLC,
Gtd. Notes
3.500%	10/01/29	25	25,245
Arrow Electronics, Inc.,
Sr. Unsec’d. Notes
3.875%	01/12/28	5	5,125
PerkinElmer, Inc.,
Sr. Unsec’d. Notes
3.300%	09/15/29	15	14,995
			45,365
Entertainment — 0.5%
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	10/01/29	25	26,197
Foods — 1.8%
Campbell Soup Co.,
Sr. Unsec’d. Notes
3.950%	03/15/25	45	47,706
Kraft Heinz Foods Co.,
Gtd. Notes
3.950%	07/15/25	25	26,168
4.375%	06/01/46	15	14,321
			88,195
Gas — 1.5%
Atmos Energy Corp.,
Sr. Unsec’d. Notes
2.625%	09/15/29	25	25,283
Southern California Gas Co.,
First Mortgage, Series WW
3.950%	02/15/50	45	50,878
			76,161
Healthcare-Products — 2.1%
Boston Scientific Corp.,
Sr. Unsec’d. Notes
3.750%	03/01/26	30	32,059
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Healthcare-Products (cont’d.)
Stryker Corp.,
Sr. Unsec’d. Notes
3.650%	03/07/28	30	$ 32,502
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
2.950%	09/19/26	40	41,211
			105,772
Healthcare-Services — 1.0%
CommonSpirit Health,
Sr. Sec’d. Notes
3.347%	10/01/29	20	20,221
HCA, Inc.,
Gtd. Notes
5.375%	09/01/26	5	5,494
Sr. Sec’d. Notes
4.125%	06/15/29	25	26,217
			51,932
Insurance — 1.0%
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.569%	02/01/29	31	34,589
Protective Life Corp.,
Sr. Unsec’d. Notes, 144A
3.400%	01/15/30	15	15,250
			49,839
Iron/Steel — 0.4%
ArcelorMittal (Luxembourg),
Sr. Unsec’d. Notes
3.600%	07/16/24	20	20,204
Lodging — 1.1%
Hyatt Hotels Corp.,
Sr. Unsec’d. Notes
4.375%	09/15/28	15	16,366
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.200%	08/08/24	40	40,741
			57,107
Machinery-Diversified — 0.6%
Wabtec Corp.,
Gtd. Notes
4.400%	03/15/24	30	31,951
Media — 3.0%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.200%	03/15/28	30	31,550
4.908%	07/23/25	20	21,939
5.375%	05/01/47	15	16,343
Comcast Corp.,
Gtd. Notes
3.950%	10/15/25	25	27,211

A2

AST PIMCO CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Media (cont’d.)
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.500%	08/15/27	15	$ 15,722
Discovery Communications LLC,
Gtd. Notes
5.200%	09/20/47	10	10,935
5.300%	05/15/49	25	27,626
			151,326
Mining — 0.5%
Newmont Goldcorp Corp.,
Sr. Unsec’d. Notes
2.800%	10/01/29	15	14,824
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
5.875%	04/23/45	10	12,118
			26,942
Miscellaneous Manufacturing — 3.3%
General Electric Co.,
Sr. Unsec’d. Notes
2.700%	10/09/22	110	110,308
Sr. Unsec’d. Notes, MTN
4.650%	10/17/21	50	52,011
			162,319
Oil & Gas — 2.6%
Concho Resources, Inc.,
Gtd. Notes
3.750%	10/01/27	30	31,181
Hess Corp.,
Sr. Unsec’d. Notes
7.300%	08/15/31	5	6,292
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
2.900%	08/15/24	40	40,299
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.500%	03/13/27	25	25,975
Woodside Finance Ltd. (Australia),
Gtd. Notes, 144A
3.700%	09/15/26	25	25,857
			129,604
Oil & Gas Services — 0.4%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.,
Sr. Unsec’d. Notes
4.080%	12/15/47	20	20,130
Packaging & Containers — 0.6%
WRKCo, Inc.,
Gtd. Notes
4.650%	03/15/26	25	27,445
Pharmaceuticals — 4.8%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.400%	11/06/42	25	25,784
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A
3.400%	07/26/29	40	$ 42,725
CVS Health Corp.,
Sr. Unsec’d. Notes
3.875%	07/20/25	40	42,323
4.100%	03/25/25	35	37,396
5.125%	07/20/45	15	17,002
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
3.200%	09/23/26	40	41,272
Zoetis, Inc.,
Sr. Unsec’d. Notes
3.900%	08/20/28	30	32,826
			239,328
Pipelines — 6.7%
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes
5.125%	06/30/27	40	43,775
Energy Transfer Operating LP,
Gtd. Notes
4.200%	04/15/27	100	105,351
Enterprise Products Operating LLC,
Gtd. Notes
3.125%	07/31/29	20	20,480
4.250%	02/15/48	15	16,211
4.900%	05/15/46	5	5,876
Kinder Morgan, Inc.,
Gtd. Notes
5.200%	03/01/48	5	5,762
5.300%	12/01/34	35	40,195
ONEOK, Inc.,
Gtd. Notes
4.350%	03/15/29	50	53,487
5.200%	07/15/48	15	16,666
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
4.650%	10/15/25	10	10,689
5.150%	06/01/42	15	15,233
			333,725
Private Equity — 0.5%
Carlyle Finance Subsidiary LLC,
Gtd. Notes, 144A
3.500%	09/19/29	26	25,750
Real Estate Investment Trusts (REITs) — 6.7%
American Tower Corp.,
Sr. Unsec’d. Notes
3.125%	01/15/27	65	66,308
3.950%	03/15/29	2	2,154
Boston Properties LP,
Sr. Unsec’d. Notes
2.900%	03/15/30	50	49,855
Crown Castle International Corp.,
Sr. Unsec’d. Notes
3.100%	11/15/29	25	25,079

A3

AST PIMCO CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Crown Castle International Corp., (cont’d.)
4.300%	02/15/29	20	$ 22,081
5.200%	02/15/49	10	12,353
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.750%	06/01/28	50	56,875
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes, Series E
4.000%	06/15/25	40	42,253
VEREIT Operating Partnership LP,
Gtd. Notes
4.875%	06/01/26	50	55,379
			332,337
Retail — 0.5%
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
4.875%	02/15/44	10	12,891
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
4.600%	05/26/45	10	11,653
			24,544
Semiconductors — 3.8%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.625%	01/15/24	50	51,130
KLA Corp.,
Sr. Unsec’d. Notes
4.100%	03/15/29	30	33,098
Marvell Technology Group Ltd.,
Sr. Unsec’d. Notes
4.200%	06/22/23	25	26,203
Micron Technology, Inc.,
Sr. Unsec’d. Notes
4.185%	02/15/27	20	20,578
5.327%	02/06/29	15	16,474
NVIDIA Corp.,
Sr. Unsec’d. Notes
3.200%	09/16/26	20	21,028
QUALCOMM, Inc.,
Sr. Unsec’d. Notes
3.250%	05/20/27	20	20,884
			189,395
Software — 2.1%
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
3.000%	08/15/26	25	25,741
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.500%	07/01/29	5	5,261
4.200%	10/01/28	40	44,248
VMware, Inc.,
Sr. Unsec’d. Notes
3.900%	08/21/27	30	30,854
			106,104
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Telecommunications — 5.0%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.800%	02/15/27	40	$ 42,333
4.250%	03/01/27	45	48,961
4.350%	03/01/29	30	33,135
4.550%	03/09/49	15	16,215
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.125%	08/15/46	10	11,141
4.862%	08/21/46	30	36,641
5.500%	03/16/47	10	13,198
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.875%	06/19/49	45	50,105
			251,729
Transportation — 1.2%
C.H. Robinson Worldwide, Inc.,
Sr. Unsec’d. Notes
4.200%	04/15/28	25	27,592
CSX Corp.,
Sr. Unsec’d. Notes
4.300%	03/01/48	10	11,259
FedEx Corp.,
Gtd. Notes
4.100%	02/01/45	10	9,871
Union Pacific Corp.,
Sr. Unsec’d. Notes
3.950%	08/15/59	10	10,610
			59,332

Total Corporate Bonds (cost $4,242,459)			4,244,228
Municipal Bond — 0.2%
Massachusetts
Commonwealth of Massachusetts,
General Obligation, Series H
2.900%	09/01/49	10	9,745
(cost $10,000)
U.S. Treasury Obligation — 2.0%
U.S. Treasury Notes
1.750%	07/31/21	100	100,141
(cost $100,364)

Total Long-Term Investments (cost $4,352,823)			4,354,114

Shares
Short-Term Investments — 12.7%
Affiliated Mutual Fund — 2.8%
PGIM Core Ultra Short Bond Fund (cost $140,510)(w)	140,510	140,510

A4

AST PIMCO CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations(n) — 9.9%
Federal Home Loan Bank
1.935%	11/20/19	100	$ 99,739
1.935%	12/26/19	400	398,213

Total U.S. Government Agency Obligations (cost $497,893)			497,952

Total Short-Term Investments (cost $638,403)			638,462

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—99.8% (cost $4,991,226)			4,992,576

Options Written*~ — (0.0)%
(premiums received $810)	(391)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—99.8% (cost $4,990,416)	4,992,185

Other assets in excess of liabilities(z) — 0.2%	8,554

Net Assets — 100.0%	$ 5,000,739

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trust
Q	Quarterly payment frequency for swaps

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2019.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(n)	Rate shown reflects yield to maturity at purchased date.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
10 Year US Treasury Notes Futures	Call	10/25/19	133.50	1	1	$ (47)
10 Year US Treasury Notes Futures	Put	10/25/19	129.50	1	1	(344)
Total Options Written (premiums received $810)						$(391)
Futures contracts outstanding at September 30, 2019:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
2	5 Year U.S. Treasury Notes	Dec. 2019	$238,297	$ (409)
2	10 Year U.S. Treasury Notes	Dec. 2019	260,625	(1,440)
				$(1,849)
Credit default swap agreements outstanding at September 30, 2019:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at September 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.32.V1	06/20/29	1.000%(Q)	400	$708	$1,086	$378
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
A5

AST PIMCO CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A6